Shares in Escrow (Tables)	6 Months Ended
Jun. 30, 2023
Shares in escrow [Abstract]
Schedule of Shares in Escrow
	As of June 30, 2023	As of December 31, 2022
As of January 1	$40,064	$101,859
Escrowed shares	—	—
Fair value remeasurement	(9,665)	(61,795)
Balance as of June 30/December 31	$30,399	$40,064